Investment Accounted for Using the Equity Method and Put Right Liabilities	9 Months Ended
Sep. 30, 2020
Investment Accounted for Using the Equity Method and Put Right Liabilities Abstract [Abstract]
Investment Accounted for Using the Equity Method and Put Right Liabilities
7. Investment Accounted for Using the Equity Method and Put Right Liabilities
(a) Investment accounted for using the equity method
I-Mab
Hangzhou, incorporated on June 16, 2019, was a wholly owned subsidiary of
I-Mab
Hong Kong with registered capital of US$30 million, which was paid up by
I-Mab
Hong Kong on September 14, 2020.
On September 15, 2020 (the “Closing Date”),
I-Mab
Hong Kong entered into an equity transfer and investment agreement (the “SPA”) with (i) a limited partnership jointly established by the management of
I-Mab
Hangzhou to hold restricted equity of
I-Mab
Hangzhou issued to the management (“Management Holdco”), (ii) a limited partnership established to hold the shares of
I-Mab
Hangzhou for future equity incentive plan (“ESOP Holdco”) and (iii) a group of domestic investors in China (“Domestic Investors”).
In accordance with the terms of the SPA,

(i)
I-Mab
Hong Kong agreed to assign all rights and obligations/ownership of certain drug candidates in different stages of development (“Target Pipelines”) to
I-Mab
Hangzhou as of the Closing Date as well as to transfer employment of a team of designated management/workforce to
I-Mab
Hangzhou. The Target Pipelines were evaluated by an independent valuer, with a total value of US$105 million as of the Closing Date;

(ii)
Management Holdco would acquire 10% of the equity of
I-Mab
Hangzhou from
I-Mab
Hong Kong with no consideration. The
10
% equity is represented by
I-Mab
Hangzhou’s registered capital of US$3 million, and that after acquiring such equity, Management Holdco will pay US$3 million to
I-Mab
Hangzhou to fulfil its capital contribution obligations in a period of four years starting from the Closing Date;

(iii)
ESOP Holdco would acquire 5% of the equity of
I-Mab
Hangzhou from
I-Mab
Hong Kong with no consideration. The
5%
equity is represented by
I-Mab
Hangzhou’s registered capital of US$1.5 million. All of such equity will be used to implement
I-Mab
Hangzhou’s equity incentive plan.

(iv)
Domestic Investors would acquire a total of 40% of the equity of
I-Mab
Hangzhou from
I-Mab
Hong Kong with no consideration. The
40
% equity is represented
I-Mab
Hangzhou’s registered capital of US$12 million, and after acquiring such equity of
I-Mab
Hangzhou, Domestic Investors would pay US$120 million collectively to
I-Mab
Hangzhou to fulfil its capital contribution obligations.

After completion of the equity transfer, the registered capital of
I-Mab
Hangzhou remained to be US$30 million. The equity interest in
I-Mab
Hangzhou held by
I-Mab
Hong Kong, Domestic Investors, Management Holdco and ESOP Holdco are 45%, 40%, 10% and 5% respectively.
On the same day,
I-Mab
Hong Kong also entered into a shareholders agreement with the aforementioned investors (the “SHA”). According to the SHA and
I-Mab
Hangzhou’s articles of association, the board of directors of
I-Mab
Hangzhou shall be composed of seven directors. The directors shall be elected in the following ways:
I-Mab
Hong Kong is entitled to appoint three directors, including the chairman of the board of directors, as well as nominate one independent director; the Management Holdco is entitled to appoint one director; two non-related
entities of the Domestic Investors are entitled to appoint one director respectively (“Investors Directors”). Each director of the board of directors shall have one vote.
I-Mab
Hong Kong, Management Holdco and ESOP Holdco agree to act in concert, as long as each of Management Holdco and ESOP Holdco respectively holds equity in
I-Mab
Hangzhou, when exercising the rights as a shareholder.
As a result of the above transactions,
I-Mab
Hangzhou became an affiliate of the Group on the Closing Date in accordance with ASC 810 since
I-Mab
Hangzhou meets the definition of a business under ASC 805. In accordance with ASC 810-10, I-Mab Hangzhou is a variable interest entity, and no shareholder shall consolidate I-Mab Hangzhou under variable interest entity model as neither party have the power to direct all the activities that most significantly impact the economic performance of I-Mab Hangzhou. Therefore, the Group deconsolidated
I-Mab
Hangzhou and retained 45% equity interest in
I-Mab
Hangzhou. The investment was accounted for using the equity method. The retained investment in the common stock of
I-Mab
Hangzhou was initially measured at fair value in accordance with ASC
810-10-40.
The Group determined the fair value of its retained equity interest with the assistance of an independent third-party valuation firm. The Group used equity allocation model to estimate the fair value of the investment. The fair value as of the Closing Date was US$112,039 (equivalent to approximately RMB764,352) which reflected the fact that the shares subscribed by Management Holdco and ESOP Holdco were not issued and outstanding as of the Closing Date. The carrying value of the Group’s long-term investment measured under equity method was RMB762,997 as of September 30, 2020.

A gain of RMB407,598 was recognized as a result of the deconsolidation. The gain represented the difference between:

i)	The fair value of the retained noncontrolling investment in I-Mab Hangzhou at the Closing Date; and

ii)	The aggregate of all of the following:

a)	the carrying amount of transferred intellectual property related to TJ102 at the Closing Date (Note 5);

b)	the fair value of the put right liabilities written by I-Mab Hong Kong to Domestic Investors;

c)	the carrying amount of I-Mab Hangzhou’s net assets at the Closing Date.
(b) Put right liabilities
Pursuant to the SHA, if
I-Mab
Hangzhou fails to close a public offering of
I-Mab
Hangzhou’s shares on the China Stock Exchange’s Science and Technology Innovation Board, Main Board, Small and
Medium-Sized
Enterprise Board, Growth Enterprise Board, or Hong Kong Stock Exchange, U.S. Stock Exchange, or other stock exchanges approved by the shareholders of
I-Mab
Hangzhou in accordance with provisions of the SHA within 4 years after September 15, 2020,
I-Mab
Hong Kong has agreed to repurchase the equity held by Domestic Investors by cash or
I-Mab’s
stock (subject to the approval procedures of
I-Mab)
within 3 years after the expiration of the
4-year
period after September 15, 2020.
The put right written by
I-Mab
Hong Kong to Domestic Investors is a freestanding equity-linked instrument, which is classified as a put right liability and recorded at fair value with changes in fair value recorded in the income statement.
The Group determined the fair value of the put right with the assistance of an independent third-party valuation firm. The Group used the option pricing model (finnerty model) to estimate the fair value of the put right using the following assumptions:

	As of September 15, and September 30,
	2020
Expected terms (Year)		4
Estimated volatility		55.2%
Spot price	US$	143,401
Probability of triggering event for redemption option		65%
The model requires the input of highly subjective assumptions including the expected terms, estimated volatility, spot price and probability of triggering event for redemption option. Expected terms is estimated based on the timing of a hypothetical redemption event which is assumed to be the earlier of expected redemption date or expected public offering date. Expected volatility is estimated based on daily stock prices of the comparable company for a period with length commensurate to the expected terms of redemption event. The spot price was determined with assistance from an independent third-party valuation firm. The Group’s management is ultimately responsible for the determination of the spot price and probability of triggering event for redemption option.

Significant decreases in interval between valuation date and maturity date, estimated volatility, spot price and probability of triggering event for redemption option would result in a significantly lower fair value measurement.